INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAXES [Abstract]
Significant Components of Provision for Income Taxes
The approximate amount of significant components of the provision for income taxes for the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Current tax provision	$386	$221
Deferred tax provision	577	1,373
Provision for income taxes	$963	$1,594

Difference Between Statutory Federal Income Tax Rate and Effective Rates
The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	December 31, 2018	December 31, 2017
Dollars in thousands
Tax computed at the statutory rate	$822	$679
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	146	57
Effect of rate revaluation	-	936
Other permanent differences	(5)	(78)
Provision for income taxes	$963	$1,594

Components of Deferred Taxes
Significant components of deferred taxes at December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Dollars in thousands
Deferred tax assets relating to:
Allowance for loan losses	$640	$556
Stock options	15	15
Foreclosed asset basis differences	83	18
Unrealized loss on AFS securities	168	223
Unrealized loss on equity securities	135
SERP liability	526	521
Nonaccrual loan interest	65	65
Net operating/economic loss carryforwards	460	811
Other	32	424
Total deferred tax assets	$2,124	$2, 633

Deferred tax liabilities relating to:
Prepaid expenses	$(72)	$(55)
Fixed assets	(299)	(326)
Fair value acquisition adjustments, net	(113)	(125)
Total deferred tax liabilities	(484)	(506)
Net recorded deferred tax asset	$1,640	$2,127